Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (5)	Compensation Actually Paid to PEO (6)	Average Summary Compensation Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to Non-PEO NEOs (6)	Company Total Share Return (7)	Peer Group Total Share Return (7)	Net Income (in thousands) (8)	Revenue (in thousands) (9)
2025 (1)	$10,058,576	$1,764,150	$4,039,161	$2,615,090	$16.86	$68.27	$23,381	$859,794
2024 (2)	$14,854,209	$7,986,685	$5,663,316	$2,868,566	$44.62	$74.31	$25,526	$844,007
2023 (2)	$3,140,768	$6,142,857	$3,778,921	$7,771,595	$63.33	$81.90	$(152,815)	$777,707
2022 (3)	$8,446,001	$(10,330,753)	$5,867,923	$(1,399,218)	$37.69	$50.19	$(124,717)	$685,083
2021 (4)	$10,853,303	$18,283,167	$6,107,485	$9,373,883	$130.53	$108.31	$(146,334)	$535,404

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	For 2025, the PEO was our CEO, Corey Thomas, and the other NEOs were Rafe Brown, Tim Adams, and Christina Luconi.
(2) For 2024 and 2023, the PEO was our CEO, Corey Thomas, and the other NEOs were Tim Adams, Andrew Burton and Christina Luconi.

(3) For 2022, the PEO was our CEO, Corey Thomas, and the other NEOs were Tim Adams, Andrew Burton, Jeff Kalowski and Christina Luconi.

(4) For 2021, the PEO was our CEO, Corey Thomas, and the other NEOs were Andrew Burton, Jeff Kalowski, Christina Luconi and Lee Weiner.

PEO Total Compensation Amount	$ 10,058,576	$ 14,854,209	$ 3,140,768	$ 8,446,001	$ 10,853,303
PEO Actually Paid Compensation Amount	$ 1,764,150	7,986,685	6,142,857	(10,330,753)	18,283,167
Adjustment To PEO Compensation, Footnote	Amounts in these columns represent the amounts in the “Total” column for the PEO and the average amounts from the "Total" column for the other NEOs set forth in the Summary Compensation Table (“SCT”) on page 42. See the footnotes to the SCT for further detail regarding the amounts in these columns.
(6) The amounts reported in these columns represent the amounts of "compensation actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such individuals during the applicable year. The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

Adjustments	PEO	Non-PEO NEOs
SCT Total Compensation	$10,058,576	$4,039,161
Less: Amounts reported under the Stock Awards column of the SCT for the applicable year	(9,195,576)	(3,626,471)
Add: Fair value of awards granted during the applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	3,440,262	2,824,839
Add: Change in fair value of awards granted in prior years that remain unvested as of the applicable year end, determined based on change in fair value from prior year end to applicable year	(2,292,322)	(321,711)
Add: Fair value of awards granted and vested in the applicable year, determined as of the vesting date	961,891	84,567
Add: Change in fair value of awards granted in prior years that vested during the applicable year, determined based on change in fair value from prior year end to the vesting date	(1,208,681)	(385,296)
Total compensation actually paid	$1,764,150	$2,615,090

Non-PEO NEO Average Total Compensation Amount	$ 4,039,161	5,663,316	3,778,921	5,867,923	6,107,485
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,615,090	2,868,566	7,771,595	(1,399,218)	9,373,883
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in these columns represent the amounts in the “Total” column for the PEO and the average amounts from the "Total" column for the other NEOs set forth in the Summary Compensation Table (“SCT”) on page 42. See the footnotes to the SCT for further detail regarding the amounts in these columns.
(6) The amounts reported in these columns represent the amounts of "compensation actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such individuals during the applicable year. The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

Adjustments	PEO	Non-PEO NEOs
SCT Total Compensation	$10,058,576	$4,039,161
Less: Amounts reported under the Stock Awards column of the SCT for the applicable year	(9,195,576)	(3,626,471)
Add: Fair value of awards granted during the applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	3,440,262	2,824,839
Add: Change in fair value of awards granted in prior years that remain unvested as of the applicable year end, determined based on change in fair value from prior year end to applicable year	(2,292,322)	(321,711)
Add: Fair value of awards granted and vested in the applicable year, determined as of the vesting date	961,891	84,567
Add: Change in fair value of awards granted in prior years that vested during the applicable year, determined based on change in fair value from prior year end to the vesting date	(1,208,681)	(385,296)
Total compensation actually paid	$1,764,150	$2,615,090

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Company TSR

For the five years presented above, the “compensation actually paid” for both our PEO and Non-PEO NEOs as a group (excluding our PEO) has been aligned with the Company’s TSR. The correlation between compensation actually paid with the Company’s TSR over the period presented is because a significant portion of the “compensation actually paid” to the PEO and the Non-PEO NEOs is comprised of equity awards, the value of which is subject to change due to volatility of our stock price.

As reflected in the tables above, changes in the market price of our common stock from one measurement date to another can have a significant impact on the calculation of “compensation actually paid” to our NEOs, as determined pursuant to the SEC rule. As noted above, in the case of equity-based awards, “compensation actually paid” is calculated based on the fair value of such awards as of particular measurement dates and does not reflect compensation actually earned, realized or received by our NEOs. In particular, the price of our common stock was at a relative high point as of December 31, 2024 ($40.23) and at a relative low point as of December 31, 2025 ($15.20) resulting in a decline of almost $4.3 million in the fair value of stock options and RSUs held by our PEO that were outstanding and unvested on both dates, thereby resulting in a significant amount of negative “compensation actually paid” for 2025.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income

As shown in the Pay versus Performance table above, the Company’s Net Income has varied over the five one-year measurement periods and the changes are not proportionally correlated with the “compensation actually paid” to our PEO or Non-PEO NEOs. As such, we do not believe there is any meaningful relationship between our Net Income (Loss) and compensation actually paid to our PEO and Non-PEO NEOs during the periods presented.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Revenue

As noted above, while ARR is the key performance measure that we use in determining the payout under our annual Bonus Plan we utilized Revenue for purposes of the table. For the periods presented, there is an inverse correlation between Revenue and “compensation actually paid” to our PEO or Non-PEO NEOs, largely due to the change in the value of the equity awards due to stock volatility described above and our levels of achievement against our performance goals.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid versus Peer Group TSR; Company TSR versus Peer Group TSR
	While there is no direct link between “compensation actually paid” to our PEO and Non-PEO NEOs and the TSR of our Peer Group, the two were generally aligned in respect of five years presented above due to the alignment between “compensation actually paid” and the Company’s TSR over the period. The Company’s TSR has generally moved in a manner consistent with the TSR of our Peer Group. Generally, our TSR and the TSR of our Peer Group has fluctuated over the period presented due to various factors, including but not limited to, economic instability caused by the COVID-19 pandemic, macroeconomic pressures and our performance.
Tabular List, Table

Performance Measure	Description
ARR ($)	Annualized recurring revenue is a financial measure that we define as the annual value of all recurring revenue related to contracts in place at the end of the period.
Net ARR ($)
Annualized recurring revenue is a financial measure that we define as the annual value of all recurring revenue related to contracts in place at the end of the period less ARR at the end of the previous fiscal year.

Revenue	Revenue (determined on a consolidated basis) is a GAAP measure reported in our audited financial statements.
Non-GAAP Operating Income
Non-GAAP income (loss) from operations is a non-GAAP financial measure, which represents the GAAP income (loss) from operations, excluding stock-based compensation expense, amortization of acquired intangible assets and certain other items, such as acquisition-related expenses, litigation-related expenses impairment of long-lived assets and non-ordinary course restructuring expense related to our restructuring plan announced in 2023.

Free Cash Flow	Free cash flow is a non-GAAP measure defined as cash provided by operating activities less purchases of property and equipment and capitalization of internal-use software costs.
Adjusted EBITDA	Adjusted EBITDA is net income before (1) interest income, (2) interest expense, (3) other (income) expense, net, (4) provision for (benefit from) income taxes, (5) depreciation expense, (6) amortization of intangible assets, (7) stock-based compensation expense, (8) acquisition-related expenses, (9) litigation-related expenses, (10) impairment of long-lived assets and (11) restructuring expense.

Total Shareholder Return Amount	$ 16.86	44.62	63.33	37.69	130.53
Peer Group Total Shareholder Return Amount	68.27	74.31	81.90	50.19	108.31
Net Income (Loss)	$ 23,381,000	$ 25,526,000	$ (152,815,000)	$ (124,717,000)	$ (146,334,000)
Company Selected Measure Amount	859,794,000	844,007,000	777,707,000	685,083,000	535,404,000
PEO Name		Corey Thomas	Corey Thomas	Corey Thomas	Corey Thomas
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The following table sets forth information regarding compensation for our principal executive officer (“PEO”) and average compensation related to our other named executive officers (“NEOs”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC rules, for each of 2025, 2024, 2023, 2022 and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, and our Net Income and Revenue over such years in accordance with the SEC rules. Although we selected Revenue as our “most important financial performance measure” used to link “compensation actually paid” to our PEO and other NEOs to our performance for 2025, we consider ARR to be the most important performance measure for purposes of linking executive compensation to our performance. As discussed in more detail in the Compensation Discussion and Analysis section of this Proxy Statement, our Compensation Committee believes that utilizing the ARR metric aligns with the primary driver of revenue growth and orientation of the Company and our sales compensation around ARR. It is also the key performance measure that we use in determining the payout under our annual Bonus Plan as well as in our 2025 PSU design. However, ARR is not considered a “financial performance measure” within the meaning of the SEC’s pay versus performance rules, so we selected Revenue for purposes of the table below and related disclosures. For further information regarding our performance-based approach to executive compensation and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis.”
Reflects “Net Income” for each applicable year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the applicable years.Reflects “Revenue” for each applicable year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the applicable years.
Relationship Between “Compensation Actually Paid” and Performance Measures

We believe the “compensation actually paid” in each of the years reported above and over the five-year cumulative period are reflective of the Compensation Committee’s emphasis on “performance-based compensation” and demonstrated by the fluctuations year-over-year, primarily due to the result of our stock performance.
Financial Performance Measures

As described in detail above under “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s compensation philosophy.

Listed below are the financial and non-financial performance measures which in our assessment represent the most important performance measures we use to link compensation actually paid to our NEOs, for 2025, to company performance. See Appendix A for a reconciliation of the non-GAAP measures discussed herein to the most directly comparable GAAP measure.

Measure:: 1
Pay vs Performance Disclosure
Name	ARR ($)
Measure:: 2
Pay vs Performance Disclosure
Name	Net ARR ($)
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,195,576)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,440,262
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,292,322)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	961,891
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,208,681)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,626,471)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,824,839
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(321,711)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,567
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (385,296)